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Class A & Y Prospectus | PACE® Strategic Fixed Income Investments
PACE® Strategic Fixed Income Investments

PACE® Select Advisors Trust

July 30, 2021

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 27, 2020 (as revised June 11, 2021).

Includes:

•  PACE® Strategic Fixed Income Investments

•  PACE® International Emerging Markets Equity Investments

Dear Investor,

The purpose of this supplement is to update certain information for PACE Strategic Fixed Income Investments and PACE International Emerging Markets Equity Investments (each, a "fund" and together, the "funds"), each a series of PACE Select Advisors Trust ("Trust"). At the recommendation of UBS Asset Management (Americas) Inc., the funds' manager, the Board of Trustees of the Trust recently approved lower expense caps for each of the funds, effective as of August 1, 2021.

Effective as of August 1, 2021, the Prospectuses and SAI are hereby revised as follows:

The section captioned "PACE Strategic Fixed Income Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 14 of the Multi-Class Prospectus is revised by replacing the table and footnotes in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A & Y Prospectus - PACE® Strategic Fixed Income Investments		Class A	Class Y
Management fees		0.51%	0.51%
Distribution and/or service (12b-1) fees		0.25%	none
Other expenses		0.59%	0.79%
Miscellaneous expenses (includes administration fee of 0.10%)	[1]	0.24%	0.44%
Interest expense attributable to securities sold short		0.35%	0.35%
Total annual fund operating expenses		1.35%	1.30%
Management fee waiver/expense reimbursements	[2]	0.10%	0.30%
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[2]	1.25%	1.00%
[1]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund. Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" may differ from those presented in the financial highlights.
[2]	The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through November 30, 2022 (excluding, as applicable, dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings and extraordinary expenses) would not exceed, prior to August 1, 2021, 0.93% for Class A and 0.68% for Class Y. Effective August 1, 2021, the expense caps are 0.90% for Class A and 0.65% for Class Y. "Management fee waiver/expense reimbursements" are based on estimated amounts for the current fiscal year. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

The section captioned "PACE Strategic Fixed Income Investments Fund Summary" and sub-captioned "Example" on page 15 of the Multi-Class Prospectus is revised by replacing the table in its entirety with the following:

Expense Example - Class A & Y Prospectus - PACE® Strategic Fixed Income Investments - USD ($)	1 year	3 years	5 years	10 years
Class A	498	777	1,077	1,930
Class Y	102	383	684	1,541

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.